Long-Term Debt (Pledged Assets Related to Secured Borrowings And Repurchase Agreement) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Available-for-sale or Held-for-investment	$ 2,864	$ 1,911
Pledged Assets, Mortgage assets held for investment	8,524	9,866
Pledged Assets, Investment in operating leases	5,810	6,058
Pledged Assets, Not Separately Reported, Other	563	999
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	71,957	67,997
Secured Debt	47,594	45,111
Short-term borrowings	8,545	7,461
Ally Bank [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Available-for-sale or Held-for-investment	2,864	1,911
Pledged Assets, Mortgage assets held for investment	8,524	9,866
Pledged Assets, Investment in operating leases	3,190	1,691
Pledged Assets, Not Separately Reported, Other	0	272
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	48,159	48,179
Secured Debt	27,818	29,162
Pledged Assets For Federal Home Loan Bank [Member] | Ally Bank [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	12,700	12,600
Pledged Assets For Federal Reserve Bank [Member] | Ally Bank [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position	3,200	1,900
Secured Debt [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Short-term borrowings	5,320	4,200
Consumer Loans Auto Financing Receivable [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	32,947	29,557
Consumer Loans Auto Financing Receivable [Member] | Ally Bank [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	12,332	14,833
Commercial Automobile [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	21,249	19,606
Commercial Automobile [Member] | Ally Bank [Member]
Pledged Assets Related To Secured Borrowings [Line Items]
Pledged Assets, Not Separately Reported, Finance Receivables	$ 21,249	$ 19,606